The net income (loss) per common share amounts were determined as follows: (Details) - USD ($)	3 Months Ended						6 Months Ended	9 Months Ended		12 Months Ended
	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Aug. 31, 2021	Nov. 30, 2022	Nov. 30, 2021	Feb. 28, 2022	Feb. 28, 2021
Earnings Per Share [Abstract]
Net income (loss) available to common shareholders	$ (4,085,660)	$ (4,172,865)	$ (4,671,686)	$ (7,094,442)	$ (4,832,373)	$ (35,904,918)		$ (12,930,211)	$ (47,831,733)	$ (62,197,484)	$ (5,898,911)
Add: interest expense on convertible debt	22,438			38,345				27,863	63,299	24,954	1,647,935
Add: amortization of debt discount	78,149			694,855				90,767	775,986
Add (less) loss (gain) on change of derivative liabilities								(3,992)		(372,214)	(764,025)
Add (less) loss (gain) on change of derivative liabilities								(3,595)	372,502
Net income (loss) adjusted for common stock equivalents	$ (3,985,073)			$ (6,361,242)				$ (12,819,168)	$ (46,619,946)	$ (62,544,744)	$ (4,075,296)
Weighted Average Number of Shares Outstanding Basic1		5,140,405,652			4,183,357,145		4,162,382,723	4,969,080,716
Net income (loss) per share – basic	$ (0.00)			$ (0.00)				$ (0.00)	$ (0.01)	$ (0.02)	$ (0.01)
Weighted average shares - diluted (in shares)	5,140,405,652	5,140,405,652		4,183,357,145				4,969,080,716	4,162,382,783	4,029,658,082	1,015,115,270
Weighted Average Number Diluted Shares Outstanding Adjustment1					4,183,357,145		4,162,382,723	4,969,080,716
Net income (loss) per share – diluted	$ (0.00)			$ (0.00)				$ (0.00)	$ (0.01)	$ (0.02)	$ (0.01)
Add: penalty interest on convertible debt											$ 939,705
Weighted average shares - basic (in shares)	5,140,405,652			4,183,357,145				4,969,080,716	4,162,382,783	4,029,658,082	1,015,115,270